Business Acquisitions - Summary of Consideration of Business Combinations (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [abstract]
Cash consideration (net of cash acquired)	$ 77.1	$ 80.2
Payments on notes payable from previous acquisitions	36.5
Total net cash paid	$ 113.6